Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Changes in restructuring costs by segment
Changes in the restructuring liability balances for each reportable segment and Corporate are as follows:

		Southern	Northern		Right
	Americas (1)	Europe (2)	Europe	APME	Management	Corporate	Total
Balance, January 1, 2012	$4.0	$4.2	$11.8	$1.2	$8.2	$—	$29.4
Severance costs, net	5.8	2.1	8.3	0.7	3.1	9.2	29.2
Office closure costs, net	4.0	1.7	4.9	—	7.8	1.2	19.6
Costs paid or utilized	(9.3)	(3.3)	(9.4)	(1.9)	(12.5)	(0.4)	(36.8)
Balance, December 31, 2012	4.5	4.7	15.6	—	6.6	10.0	41.4
Severance costs, net	15.2	6.2	24.7	2.7	9.1	4.4	62.3
Office closure costs, net	2.8	1.6	14.3	3.5	4.9	—	27.1
Costs paid or utilized	(15.7)	(8.0)	(32.4)	(4.4)	(8.3)	(13.6)	(82.4)
Balance, December 31, 2013	$6.8	$4.5	$22.2	$1.8	$12.3	$0.8	$48.4

(1)	Balance related to United States was $3.3 as of January 1, 2012. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012. In 2013, United States incurred $7.8 for severance costs and $1.8 for office closure costs and paid/utilized $8.3, leaving a $5.1 liability as of December 31, 2013.

(2)	Balance related to France was $3.5 as of January 1, 2012. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. In 2013, France incurred $0.6 for severance costs and $1.6 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2013. Italy had a $0.4 liability as of January 1, 2012. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012. In 2013, Italy recorded severance costs of $3.4 and paid out $3.4, leaving a $0.9 liability as of December 31, 2013.

Fair value of assets and liabilities measured on a recurring basis
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical	Significant Other Observable	Significant Unobservable		Quoted Prices in Active Markets for Identical	Significant Other Observable	Significant Unobservable
	December 31, 2013	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	December 31, 2012	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets
Foreign currency forward contracts	$0.3	$—	$0.3	$—	$0.1	$—	$0.1	$—
Deferred compensation plan assets	71.6	71.6	—	—	58.7	58.7	—	—
	$71.9	$71.6	$0.3	$—	$58.8	$58.7	$0.1	$—

Goodwill and intangible assets
We have goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:
	2013			2012
		Accumulated			Accumulated
December 31	Gross	Amortization	Net	Gross	Amortization	Net
Goodwill(1)	$1,090.9	$—	$1,090.9	$1,041.3	$—	$1,041.3
Intangible assets:
Finite-lived:
Technology	$19.6	$19.6	$—	$19.6	$19.6	$—
Franchise agreements	18.0	17.9	0.1	18.0	16.1	1.9
Customer relationships	351.5	196.4	155.1	339.0	165.1	173.9
Other	16.2	14.0	2.2	15.2	12.4	2.8
	405.3	247.9	157.4	391.8	213.2	178.6
Indefinite-lived:
Tradenames(2)	54.0	—	54.0	54.0	—	54.0
Reacquired franchise rights	97.7	—	97.7	98.0	—	98.0
	151.7	—	151.7	152.0	—	152.0
Total intangible assets	$557.0	$247.9	$309.1	$543.8	$213.2	$330.6

(1)	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2013 and 2012.

(2)	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2013 and 2012.

Property and equipment
A summary of property and equipment as of December 31 is as follows:

	2013	2012
Land	$6.2	$6.8
Buildings	20.8	21.0
Furniture, fixtures, and autos	194.1	198.4
Computer equipment	168.1	169.2
Leasehold improvements	317.0	308.7
Property and equipment	$706.2	$704.1